Income taxes (Details 2) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Deferred tax assets
Net operating loss carryforwards	$ 3,990,000	$ 4,916,000
Capital Loss Carryforward	64,000	0
Stock-based compensation expense	8,111,000	3,581,000
Allowance for bad debt	81,000	62,000
163 Limitation	1,567,000	255,000
Fixed Assets	618,000	406,000
Unrealized gains / (loss)	441,000	197,000
Foreign exchange gains (losses)	12	0
Others	112,000	6,000
Total gross deferred tax assets	14,996,000	9,423,000
Less valuation allowances	(10,108,000)	(4,920,000)
Net deferred tax asset	4,888,000	4,503,000
Deferred tax liabilities
Goodwill	(3,000)	0
Intangible Asset	(6,295,000)	0
Foreign exchange gains / losses	0	(42,000)
Total gross deferred tax liabilities	(6,298,000)	(42,000)
Net deferred tax asset (liabilities)	$ 1,410,000	$ 4,461,000